Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Segment Information
18. Segment information
Operating segments are defined as components of an entity for which separate financial information is available and evaluated on a regular basis by the Chief Operating Decision Maker (“CODM”) to allocate resources and assess performance. As of June 30, 2026 and 2025, the Company had two operating segments, ESS and PCS. The Company has identified its reportable segments based on the nature of the products and services, markets served and pricing and go-to-market strategies.

•
ESS is a supplier of drilling solutions and complete topside drilling packages and services to both onshore and offshore oil and gas customers. Key product offerings consist of overhaul, equipment installation and commissioning, services account management, 24/7 technical support, logistics, engineering upgrades, spare parts supply and training and condition-based maintenance. The ESS segment is derived from the acquisition of MHWirth AS.

•
PCS is a supplier of integrated drilling products and services. Key product offerings consist of blowout preventer systems, controls and drilling riser equipment, spare parts supply for rig operations and maintenance programs, overhaul and recertification and reactivation of rigs and technical and operational rig support. The PCS segment is derived from the acquisition of Subsea Drilling Systems.

In addition to its reportable segments, the Company has corporate operations (Headquarters) which include general corporate expenses. Headquarters includes certain corporate stewardship items discussed below necessary to reconcile the reportable segments to the Company’s total amounts.
The CODM, who is the Company’s Chief Executive Officer, uses segment operating income as the primary financial measure to evaluate segment performance. Segment operating income is defined as income before taxes (excluding certain corporate stewardship costs which are not allocable to the segments, such as legal, certain corporate finance functions and centrally managed initiatives, other non-operating items, and depreciation and amortization related to certain long-lived assets, including the headquarters office space), net other operating expenses (income), net foreign currency gain (loss), net other non-operating income (loss), and net interest income (expense). Inter-segment pricing is determined on an arm’s length basis. The CODM uses segment operating income in the budget and forecasting process and to monitor budget versus actual results, which are used in assessing the performance of the segments and to allocate resources to the segments. Segment assets are not reported to, or used by, the CODM to allocate resources to or assess performance of the Company’s segments.
The following table presents the reconciliation of reportable segment revenues:

	2026			2025
(in thousands)	ESS	PCS	Total	ESS	PCS	Total
Three Months Ended June 30,
Revenues from external customers	$97,660	$73,162	$170,822	$125,547	$77,910	$203,457
Intersegment revenue	2,766	2,265	5,031	2,690	3,541	6,231

Total segment revenue	$100,426	$75,427	$175,853	$128,237	$81,451	$209,688
Elimination of intersegment revenue			(5,031)			(6,231)

Total consolidated revenue			$170,822			$203,457

Six Months Ended June 30,
Revenues from external customers	$198,350	$143,793	$342,143	$233,088	$168,799	$401,887
Intersegment revenue	8,015	5,884	13,899	4,808	6,773	11,581

Total segment revenue	$206,365	$149,677	$356,042	$237,896	$175,572	$413,468
Elimination of intersegment revenue			(13,899)			(11,581)

Total consolidated revenue			$342,143			$401,887

The following table presents the reconciliation of segment performance:

	Three months ended June 30, 2026			Three months ended June 30, 2025
(in thousands)	ESS	PCS	Total	ESS	PCS	Total
Revenues from external customers(a)	$97,660	$73,162		$125,547	$77,910
Cost of sales	(64,585)	(44,939)		(94,696)	(56,849)
Selling, general and administrative expenses	(29,868)	(27,536)		(18,166)	(8,656)
Research and development expenses	(442)	(329)		(721)	72
Restructuring and other expenses(b)	(261)	(4,743)		(1,072)	—

Total segment operating income (loss)	$2,504	$(4,385)	$(1,881)	$10,892	$12,477	$23,369

Unallocated corporate costs(c)			(2,950)			(2,619)
Foreign currency gain (loss)			(591)			2,948
Other non-operating income (loss)			(158)			334
Interest expense			(3,945)			(9,106)

Income (loss) before income taxes			$(9,525)			$14,926

	Six months ended June 30, 2026			Six months ended June 30, 2025
(in thousands)	ESS	PCS	Total	ESS	PCS	Total
Revenues from external customers (a)	$198,350	$143,793		$233,088	$168,799
Cost of sales	(132,845)	(93,312)		(170,410)	(123,018)
Selling, general and administrative expenses	(45,376)	(43,890)		(38,064)	(23,245)
Research and development expenses	(685)	(500)		(1,235)	(445)
Restructuring and other expenses (b)	(261)	(4,743)		(3,951)	(392)

Total segment operating income (loss)	$19,183	$1,348	$20,531	$19,428	$21,699	$41,127

Unallocated corporate costs (c)			(6,199)			(4,370)
Foreign currency gain (loss)			(2,819)			6,941
Other non-operating income (loss)			(413)			647
Interest expense			(10,898)			(18,285)

Income (loss) before income taxes			$202			$26,060

(a)	As the CODM does not regularly review intersegment revenue, it is excluded from the determination of total segment operating income. The CODM uses revenue from external customers to assess performance and allocate resources.
(b)	Restructuring and other expenses consist of severance costs primarily related to workforce reductions and impairment of right-of-use assets.
(c)	Unallocated corporate costs include certain centralized corporate stewardship costs that are not allocable to the segments and are included in Selling, general and administrative expenses in our condensed consolidated statements of income.

HMH Holding BV And Subsidiaries [Member]
Segment Reporting [Line Items]
Segment Information
19. Segment information and geographic data
Operating segments are defined as components of an entity for which separate financial information is available and evaluated on a regular basis by the Chief Operating Decision Maker (“CODM”) to allocate resources and assess performance. As of December 31, 2025 and 2024, the Company had two operating segments, ESS and PCS. The Company has identified its reportable segments based on the nature of the products and services, markets served and pricing and go-to-market strategies.

•
ESS is a supplier of drilling solutions and complete topside drilling packages and services to both onshore and offshore oil and gas customers. Key product offerings consist of overhaul, equipment installation and commissioning, services account management, 24/7 technical support, logistics, engineering upgrades, spare parts supply and training and condition-based maintenance. The ESS segment is derived from the acquisition of MHWirth AS.

•
PCS is a supplier of integrated drilling products and services. Key product offerings consist of BOP systems, controls and drilling riser equipment, spare parts supply for rig operations and maintenance programs, overhaul and recertification and reactivation of rigs and technical and operational rig support. The PCS segment is derived from the acquisition of Subsea Drilling Systems.

In addition to its reportable segments, the Company has corporate operations (Headquarters) which include general corporate expenses. Headquarters includes certain corporate stewardship items discussed below necessary to reconcile the reportable segments to the Company’s total amounts.
The CODM, who is the company’s Chief Executive Officer, uses segment operating income as the primary financial measure to evaluate segment performance. Segment operating income is defined as income before taxes (excluding certain corporate stewardship costs which are not allocable to the segments, such as legal, certain corporate finance functions and centrally managed initiatives, other non-operating items, and depreciation and amortization related to certain long-lived assets, including the headquarters office space), net other operating expenses (income), net foreign currency gain/(loss), net other non-operating income (loss), and net interest income (expense). Inter-segment pricing is determined on an arm’s length basis. The CODM uses segment operating income in the budget and forecasting process and to monitor budget versus actual results, which are used in assessing the performance of the segments and to allocate resources to the segments.
Segment assets are not reported to, or used by, the CODM to allocate resources to or assess performance of the Company’s segments.

The following table presents the reconciliation of reportable segment revenue for the year ended December 31, 2025:

	ESS	PCS	Total
Revenue from external customers	$438,553	$383,201	$821,754
Intersegment revenue	15,252	11,667	26,919

Total segment revenue	$453,805	$394,868	$848,673
Elimination of intersegment revenue			(26,919)

Total consolidated revenue			$821,754

The following table presents the reconciliation of segment performance for the year ended December 31, 2025:

	ESS	PCS	Total
Revenue from external customers(a)	$438,553	$383,201
Cost of sales	(303,314)	(237,721)
Selling, general and administrative expenses(b)	(71,121)	(46,142)
Research and development expenses	(2,165)	(648)
Restructuring and other expenses(c)	(4,239)	(392)
Depreciation and amortization(b)	(10,218)	(27,012)

Total segment operating income	$47,496	$71,286	$118,782

Unallocated corporate costs(d)			(10,893)
Foreign currency income			6,790
Other non-operating income			1,263
Interest expense, net			(43,352)

Income before income taxes			$72,590

The following table presents the reconciliation of reportable segment revenue for the year ended December 31, 2024:

	ESS	PCS	Total
Revenue from external customers (a)	$443,189	$400,174	$843,363
Intersegment revenue	5,489	10,115	15,604

Total segment revenue	$448,678	$410,289	$858,967
Elimination of intersegment revenue			(15,604)

Total consolidated revenue			$843,363

The following table presents the reconciliation of segment performance for the year ended December 31, 2024:

	ESS	PCS	Total
Revenue from external customers (a)	$443,189	$400,174	$843,363
Cost of sales	(313,838)	(223,169)
Selling, general and administrative expenses (b)	(72,015)	(63,355)
Research and development expenses	(2,268)	(4,799)
Restructuring and other expenses (c)	301	—
Depreciation and amortization (b)	(9,236)	(27,428)

Total segment operating income	$46,133	$81,423	$127,556

Unallocated corporate costs (d)			(8,942)
Foreign currency loss			(5,293)
Other non-operating income			423
Interest expense, net			(37,255)

Income before income taxes			$76,489

(a)	As the CODM does not regularly review intersegment revenue, it is excluded from the determination of total segment operating income. The CODM uses revenue from external customers to assess performance and allocate resources.
(b)	Depreciation and amortization expense is included in the consolidated statements of income within cost of sales and selling, general and administrative expenses.
(c)	Restructuring and other expenses consist of severance costs primarily related to workforce reductions and reorganization within ESS and impairment of right-of-use assets.
(d)	Unallocated corporate costs include certain corporate stewardship costs that are not allocable to the segments, consisting of centralized finance costs of $8.1 million and $7.0 million for the years ended December 31, 2025 and 2024, respectively, and other corporate expenses of $2.7 million and $1.9 million for the years ended December 31, 2025 and 2024, respectively.
Geographical information
The following table presents consolidated revenue disaggregated by geography on an entity basis for the years ended December 31, 2025 and 2024:

	2025	2024
United States	$301,448	$304,262
Norway	203,012	206,155
Germany	100,285	99,453
United Kingdom	49,863	73,381
Singapore	28,278	45,425
Saudi Arabia	27,795	19,314
United Arab Emirates	27,584	19,904
Brazil	25,561	31,827
Azerbaijan	20,789	20,754
Australia	14,526	10,767
Canada	13,843	—
Other countries	8,770	12,121

Total revenue	$821,754	$843,363

The following table presents long-lived assets on the basis of geographic location as of December 31, 2025 and 2024:

	2025	2024
Headquarters (Netherlands)	$57,794	$59,199
United States	85,904	89,767
Norway	38,570	25,132
Brazil	28,723	25,211
Germany	17,289	17,041
Other countries	21,277	17,007

Total long-lived assets	$249,557	$233,357